SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			10 years
Granted	0
Share based compensation expense	¥ 345,259	¥ 238,446	¥ 60,237
Forfeited	1,355,260
Cancelled	530,700
Cash consideration	¥ 24,370
Incremental compensation cost	¥ 24,370
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses related to options, weighted average period	3 years 2 months 4 days
Restricted stock units granted	4,135,425
Exercise price per share of restricted stock units Granted	¥ 0
Restricted stock units agggregate fair value	¥ 558,876	¥ 672,010	¥ 117,664
Restricted stock units unrecognised compensation cost	¥ 244,109
Restricted stock units weighted aveage grant date fair value	¥ 135.14	¥ 391.35	¥ 153.40
Forfeited	2,286,139
Cancelled	332,041
Cancelled without concurrent grant	1,613
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	¥ 19,134	¥ 21,081	¥ 14,948
Unrecognized compensation expenses related to options	¥ 30,511
Unrecognized compensation expenses related to options, weighted average period	6 years 7 months 17 days
RSUs Settled with Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled	330,428
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	0 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vesting period	6 years
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that may be issued pursuant to all awards				28,400,000
Description of increase in shares reserved	The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years
Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years